Accrued expenses, accounts payable and other liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Accrued expenses, accounts payable and other liabilities
Schedule of accrued expenses, accounts payable and other liabilities

	As of March 31,
	2017	2018
	(in millions of RMB)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses	20,165	40,363
Accrued bonus and staff costs, including sales commission	8,249	11,212
Payable to merchants and third party marketing affiliates	3,177	6,584
Other deposits and advances received	2,314	6,271
Payables and accruals for purchases of property and equipment	2,554	6,095
Other taxes payable (i)	1,549	2,382
Amounts due to related companies (ii)	2,167	1,996
Accrued donations	880	1,215
Accrued professional services expenses	709	889
Accrual for interest expense	445	885
Contingent and deferred consideration in relation to investments and acquisitions	2,311	807
Others	2,459	2,466

	46,979	81,165

Non-current:
Contingent and deferred consideration in relation to investments and acquisitions	630	408
Others	660	1,637

	1,290	2,045

(i)	Other taxes payable represent business tax, VAT and related surcharges and PRC individual income tax of employees withheld by the Company.
(ii)

Amounts due to related companies primarily represent balances arising from the transactions with Ant Financial and its subsidiaries (Note 21). The balances are unsecured, interest free and repayable within the next twelve months.